Document and Entity Information	Aug. 14, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001431959
Document Type	8-K/A
Document Period End Date	Aug. 14, 2022
Entity Registrant Name	META MATERIALS INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	1 Research Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Country	CA
Entity Address, Postal Zip Code	B2Y 4M9
City Area Code	(902)
Local Phone Number	482-5729
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed by Meta Materials Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on August 18, 2022 (the “Original 8-K”). The Original 8-K incorrectly stated the number of shares of common stock issued to John R. Harding upon his appointment to the Company’s Board of Directors as 32,065. As set forth below, the correct number of shares of common stock issued to Mr. Harding is 96,195. This Amendment No. 1 to the Original 8-K is filed solely to correct the disclosed number of shares of common stock issued to Mr. Harding upon his appointment to the Company’s Board of Directors disclosed in Item 5.02(d) of the Original 8-K. No other changes have been made to the Original 8-K.